CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	4,863,455	4,913,455	4,695,247	3,484,344
Common Stock, shares outstanding	4,863,455	4,913,455	4,695,247	3,484,344
SCHC
Allowance for Doubtful Accounts Receivable, Current					$ 66,621	$ 56,376	$ 49,516
SCHC | Common Class A [Member]
Common Stock, par value					$ 0	$ 0	$ 0
Common Stock, shares authorized					100,000	100,000	100,000
Common Stock, shares issued					10,000	10,000	10,000
Common Stock, shares outstanding					10,000	10,000	10,000
SCHC | Common Class B [Member]
Common Stock, par value					$ 0	$ 0	$ 0
Common Stock, shares authorized					100	100	100
Common Stock, shares issued					20	20	20
Common Stock, shares outstanding					20	20	20